Estimates (Components And Useful Lives Of Intangibles And Other Assets) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Total Intangible Assets [Member]
Gross Carrying Amount	$ 2,550	$ 2,451
Accumulated Amortization	286	160
Customer Contracts [Member]
Gross Carrying Amount	2,135	2,032
Accumulated Amortization	264	150
Trade names [Member]
Gross Carrying Amount	66	66
Accumulated Amortization	12	8
Patents [Member]
Gross Carrying Amount	48	48
Accumulated Amortization	6	1
Other [Member]
Gross Carrying Amount	7	4
Accumulated Amortization	4	1
Total Amortizable Intangible Assets [Member]
Gross Carrying Amount	2,256	2,150
Accumulated Amortization	286	160
Trademarks [Member]
Gross Carrying Amount	294	301
Accumulated Amortization	$ 0	$ 0